VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

(the “Fund”)

Supplement dated June 17, 2019

to the Fund’s Class A, Class C, Class I, Class P, Class R, and Class W shares Prospectus,

Class P3 shares Prospectus, and Summary Prospectuses

each dated February 28, 2019

(the “Prospectus” and collectively the “Prospectuses”)

On May 23, 2019, the Fund’s Board of Trustees (the “Board”) approved the removal of J.P. Morgan Investment Management Inc. (“JPMorgan”) as one of the sub-advisers to the Fund and the appointment of Voya Investment Management Co. LLC (“Voya IM”) as a sub-adviser to the Fund with related changes to the Fund’s portfolio managers, management fee, sub-advisory fee and expense limits effective August 9, 2019. Currently, Delaware Investments Fund Advisers (“DIFA”), JPMorgan, and Van Eck Associates Corporation (“VanEck”) each manage a portion of the Fund’s assets. From close of business August 9, 2019 through the close of business on August 23, 2019, the Fund will be in a “transition period” during which time Voya IM will sell a portion of the Fund’s assets currently managed by JPMorgan. Voya IM may hold a large portion of the Fund’s assets in temporary investments. During this time, the portion of the Fund managed by Voya IM may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund and the Fund’s investment adviser or an affiliate of the Fund’s investment adviser.

Effective on or about August 9, 2019, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class A, Class C, Class I, Class P, Class R and Class W shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses2

Expenses you pay each year as a % of the value of your investments

Class		A	C	I	P	R	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	None	0.50	None
Other Expenses	%	0.43	0.43	0.23	0.89	0.43	0.43
Total Annual Fund Operating Expenses	%	1.68	2.43	1.23	1.89	1.93	1.43
Waivers and Reimbursements[3]	%	(0.18)	(0.18)	(0.08)	(1.74)	(0.18)	(0.18)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.50	2.25	1.15	0.15	1.75	1.25

1       A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

2       Expense information has been restated to reflect current contractual rates.

3       The adviser is contractually obligated to limit expenses to 1.60%, 2.35%, 1.35%, 0.15%, 1.85%, and 1.35% for Class A, Class C, Class I, Class P, Class R, and Class W shares, respectively, through March 1, 2021. In addition, the adviser is contractually obligated to further limit expenses to 1.50%, 2.25%, 1.15%, 1.75% and 1.25% for Class A, Class C, Class I, Class R, and Class W shares respectively, through March 1, 2021. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive its management fee for Class P shares through March 1, 2021. Termination or modification of these obligations require approval by the Fund’s board

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2.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses1

Expenses you pay each year as a % of the value of your investments

Class		P3
Management Fees	%	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.22
Total Annual Fund Operating Expenses	%	1.22
Waivers and Reimbursements[2]	%	(1.22)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.00

1       Expense information has been restated to reflect current contractual rates.

2       The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares, through March 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

3.	The table in the section entitled “Expense Example” of the Fund’s Class A, Class C, Class I, Class P, Class R and Class W shares Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$719	1,058	1,419	2,434
C	Sold	$328	740	1,279	2,753
	Held	$228	740	1,279	2,753
I	Sold or Held	$117	382	668	1,482
P	Sold or Held	$15	424	859	2,069
R	Sold or Held	$178	589	1,025	2,239
W	Sold or Held	$127	435	765	1,698

4.	The table in the section entitled “Expense Example” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$0	266	552	1,369

5.

The eighth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Delaware Investments Fund Advisers (“DIFA”), Van Eck Associates Corporation (“VanEck”), and Voya Investment Management Co. LLC (“Voya IM”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund Assets allocated to each Sub-Adviser.

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6.

Paragraphs fourteen through seventeen regarding J.P. Morgan Investment Management Inc. in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses are deleted and replaced with the following:

Voya Investment Management Co. LLC

Voya IM employs a “passive management” approach designed to track the performance of the FTSE Emerging Plus Korea Select Factor Index (“Index”). The Index is designed to capture risk premium through exposure to five factors that contribute to emerging market equity performance. These five factors include Momentum, Quality, Size, Value and Low Volatility. As a result of the five factor selection process, the Index may be focused in one or more industries, which may change from time to time. As of December 31, 2018, a portion of the Index was focused in the energy sector.

Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings consistent with that of the Index. The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in exchange-traded funds, stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

7.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to include the following risks:

Focused Investing: To the extent that the Fund’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Fund will allocate its investments to approximately the same extent as the index. As a result, the Fund may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments will have a greater effect on the Fund, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the could underperform, or be more volatile than, funds that have greater diversification.

Index Strategy: The index selected may underperform the overall market. To the extent the Fund seeks to track the index’s performance, the Fund will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Fund’s investments track its target index, such Fund may underperform other funds that invest more broadly. The correlation between the Fund’s performance and index performance may be affected by the Fund’s expenses and the timing of purchases and redemptions of the Fund’s shares. In addition, the Fund’s actual holdings might not match the index and the Fund’s effective exposure to index securities at any given time may not precisely correlate.

8.

The third paragraph in the section entitled “Performance Information” of the Fund’s Class A, Class C, Class I, Class P, Class R and Class W shares Prospectuses is deleted in its entirety and replaced with the following:

On August 9, 2019, Voya Investment Management Co. LLC was added as an additional sub-adviser and J.P. Morgan Investment Management Inc. (which served as a sub-adviser from October 11, 2011 to August 9, 2019) was removed as sub-adviser. On August 24, 2015, Van Eck Associates Corporation was added as an additional sub-adviser. These changes to the sub-advisers resulted in a change to the Fund’s principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.

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9.

The second paragraph in the section entitled “Performance Information” of the Fund’s Class P3 shares Prospectuses is deleted in its entirety and replaced with the following:

On August 9, 2019, Voya Investment Management Co. LLC was added as an additional sub-adviser and J.P. Morgan Investment Management Inc. (which served as a sub-adviser from October 11, 2011 to August 9, 2019) was removed as sub-adviser. On August 24, 2015, Van Eck Associates Corporation was added as an additional sub-adviser. These changes to the sub-advisers resulted in a change to the Fund’s principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-018

10.	The section entitled “Portfolio Management” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Investment Adviser

Voya Investments, LLC

Portfolio Managers

Halvard Kvaale, CIMA

Portfolio Manager (since 04/17)

Sub-Adviser

Delaware Investments Fund Advisers

Portfolio Manager

Liu-Er Chen, CFA

Portfolio Manager (since 10/11)

Sub-Adviser

Van Eck Associates Corporation

Portfolio Managers

David A. Semple

Portfolio Manager (since 08/15)

Sub-Adviser

Voya Investment Management Co. LLC

Portfolio Managers

Steve Wetter

Portfolio Manager (since 08/19)

Paul Zemsky, CFA Portfolio Manager (since 05/18) Angus Shillington Assistant Portfolio Manager (since 08/15) Kai Yee Wong Portfolio Manager (since 08/19)

11.	The line item with respect to the Fund in the table within the sub-section entitled “Management of the Funds – Management Fee” of the Fund’s Class A, Class C, Class I, Class P, Class R and Class W shares Prospectus is deleted and replaced with the following:

Management Fees
Voya Multi-Manager Emerging Markets Equity Fund[4]	1.10%

[4]	Effective August 9, 2019, the Adviser receives an annual fee equal to 1.10% of the Fund’s average daily net assets that are Actively Managed Assets and 0.70% on the Fund’s average daily net assets that are Passively Managed Assets. “Actively Managed Assets” shall mean assets which are not “Passively Managed Assets.” “Passively Managed Assets” shall mean assets which are managed with a goal of replicating an index. Prior to August 9, 2019, the Adviser received an annual fee equal to 1.10% of the Fund’s average daily net assets.

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12.	The line item with respect to the Fund in the table within the sub-section entitled “Management of the Funds – Management Fee” of the Fund’s Class P3 shares Prospectus is deleted and replaced with the following:

Management Fees
Voya Multi-Manager Emerging Markets Equity Fund[1]	1.10%

[1]	Effective August 9, 2019, the Adviser receives an annual fee equal to 1.10% of the Fund’s average daily net assets that are Actively Managed Assets and 0.70% on the Fund’s average daily net assets that are Passively Managed Assets. “Actively Managed Assets” shall mean assets which are not “Passively Managed Assets.” “Passively Managed Assets” shall mean assets which are managed with a goal of replicating an index. Prior to August 9, 2019, the Adviser received an annual fee equal to 1.10% of the Fund’s average daily net assets.

13.

The second paragraph of the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager Emerging Markets Equity Fund” of the Fund’s Prospectus is deleted and replaced with the following:

Delaware Investments Fund Advisers, Van Eck Associates Corporation, and Voya Investment Management Co. LLC are the sub-advisers of the Fund. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser may change the allocation of the Fund’s assets between the sub-advisers as it determines necessary to pursue the Fund’s investment objective.

14.

The sub-section entitled “Management of the Funds –The Sub-Advisers and Portfolio Managers - Voya Multi-Manager Emerging Markets Equity Fund – J.P. Morgan Investment Management Inc.” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Voya Investment Management Co. LLC

Voya Investment Management Co. LLC ("Voya IM" or "Sub-Adviser"), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2018, Voya IM managed approximately $102.8 billion in assets.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's assets allocated to Voya IM.

Steve Wetter, Portfolio Manager, is responsible for portfolio management of the index, active quantitative, and smart beta strategies. Mr. Wetter joined Voya IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).

Kai Yee Wong, Portfolio Manager, is responsible for the portfolio management of the index, active quantitative, and smart beta strategies. Prior to joining Voya IM in 2012, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix, and socially responsible benchmarks (2003 – 2009).

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15.

The following paragraphs are included in the section entitled “Index Descriptions”:

The FTSE Developed ex US Select Factor Index is designed to capture explicit exposure to a broad set of five factors contributing to developed equity market performance outside of the United States. These five factors include Momentum, Quality, Size, Value and Volatility. The index is part of the FTSE Global Factor Index Series, and has been customized to minimize trading costs through a narrowing of index constituents while still maintaining strong factor exposure.

The FTSE Emerging Plus Korea Select Factor Index, based on the FTSE Emerging Comprehensive Factor Index, is designed to capture risk premium through exposure to five factors that contribute to emerging market equity performance. These five factors include Momentum, Quality, Size, Value and Low Volatility.

The Voya Multi-Manager Emerging Markets Equity Fund and Voya Multi-Manager International Factors Fund are not sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) (the “Licensor Party”) and the Licensor Party does not make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of its indices and/or the figure at which an index stands at any particular time on any particular day or otherwise. The Indices are compiled and calculated by FTSE. The Licensor Party shall not be liable (whether in negligence or otherwise) to any person for any error in an Index and the Licensor Party shall not be under any obligation to advise any person of any error therein. FTSE®, FT-SE®, Footsie®, FTSE4Good® and techMARK® are trademarks of and are used by FTSE under license. All-World®, All-Share® and All-Small® are trademarks of FTSE.

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VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

(the “Fund”)

Supplement dated June 17, 2019

to the Fund’s Class A, Class C, Class I, Class P, Class P3, Class R, and Class W shares

Statement of Additional Information, dated February 28, 2019

(the “SAI”)

On May 23, 2019, the Fund’s Board of Trustees (the “Board”) approved the removal of J.P. Morgan Investment Management Inc. (“JPMorgan”) as one of the sub-advisers to the Fund and the appointment of Voya Investment Management Co. LLC (“Voya IM”) as a sub-adviser to the Fund with related changes to the Fund’s portfolio managers, management fee, sub-advisory fee and expense limits effective August 9, 2019. Currently, Delaware Investments Fund Advisers (“DIFA”), JPMorgan, and Van Eck Associates Corporation (“VanEck”) each manage a portion of the Fund’s assets. From the close of business August 9, 2019 through the close of business on August 23, 2019, the Fund will be in a “transition period” during which time Voya IM will sell a portion of the Fund’s assets currently managed by JPMorgan. Voya IM may hold a large portion of the Fund’s assets in temporary investments. During this time, the portion of the Fund managed by Voya IM may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund and the Fund’s investment adviser or an affiliate of the Fund’s investment adviser.

Effective on or about August 9, 2019, the Fund’s SAI is revised as follows:

1.	The line item with respect to the Fund in the table of the sub-section entitled “Adviser – Management Fees” of the Fund’s SAI is deleted and replaced with the following:

Fund	Annual Management Fee
Voya Multi-Manager Emerging Markets Equity Fund	Actively Managed Assets 1.10% on assets Passively Managed Assets 0.70%

2.

The following paragraph is included following the table of the sub-section entitled “Adviser – Managed Fees” of the Fund’s SAI:

With respect to Voya Multi-Manager Emerging Markets Equity Fund, “Actively Managed Assets” shall mean assets which are not “Passively Managed Assets.” “Passively Managed Assets” shall mean assets which are managed with a goal of replicating an index.

3.	The second paragraph in the sub-section entitled “Adviser – Management Fee Waivers” of the Fund’s SAI is deleted in its entirety.
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4.	The line item with respect to the Fund in the table of the sub-section entitled “Sub-Adviser – Sub-Advisory Fees” of the Fund’s SAI is deleted and replaced with the following:

Fund	Sub-Adviser	Annual Sub-Advisory Fee
Voya Multi-Manager Emerging Markets Equity Fund	Delaware Investments Fund Advisers (“DIFA”)	For information on the Fund’s annual sub-advisory fee rate, please see the paragraph immediately following this table.
Van Eck Associates Corporation (“VanEck”)
Voya IM

5.

The heading in the sub-section entitled “Sub-Adviser – Portfolio Management – Voya Global Bond Fund, Voya Global Corporate Leaders 100 Fund, Voya Global Equity Fund, and Voya International High Dividend Low Volatility Fund” is hereby revised as follows:

Voya Global Bond Fund, Voya Global Corporate Leaders® 100 Fund, Voya Global Equity Dividend Fund, Voya Global Equity Fund, Voya International High Dividend Low Volatility Fund, Voya Multi-Manager Emerging Markets Equity Fund, and Voya Multi-Manager International Factors Fund

6.

The following tables are included in the sub-sections entitled “Other Accounts Managed,” “Compensation,” and “Ownership of Securities” under the sub-section entitled “Sub-Adviser – Portfolio Management – Voya Global Bond Fund, Voya Global Corporate Leaders® 100 Fund, Voya Global Equity Dividend Fund, Voya Global Equity Fund, Voya International High Dividend Low Volatility Fund, Voya Multi-Manager Emerging Markets Equity Fund, and Voya Multi-Manager International Factors Fund.”

Other Accounts Managed

Voya Multi-Manager Emerging Markets Equity Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Steve Wetter	25	$17,263,572,611	2	$1,279,006,770	8	$906,496,568
Kai Yee Wong	23	$16,215,388,973	2	$136,904,027	6	$902,779,683

Compensation

Fund	Portfolio Manager	Benchmark
Voya Multi-Manager Emerging Markets Equity Fund	Steve Wetter and Kai Yee Wong	MSCI Emerging Markets IndexSM

Ownership of Securities

Voya Multi-Manager Emerging Markets Equity Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None

7.	The sub-section entitled “Sub-Adviser – Portfolio Management – Voya Multi-Manager Emerging Markets Equity Fund - JPMorgan” in the Fund’s SAI is hereby deleted in its entirely.

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